Contingent Payment - Summary of Contingent Payment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of contingent liabilities in business combination [abstract]
Contingent liabilities recognised in business combination at beginning of period	$ 236
Re-measurement	251
Liabilities Settled or Payable	(487)
Contingent liabilities recognised in business combination at end of period	$ 0